As filed with the U.S. Securities and Exchange Commission on January 17, 2020

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2,268	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,268	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(January 17, 2020)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Currency Hedged MSCI Australia ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Italy ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI South Korea ETF

iShares Currency Hedged MSCI Spain ETF

iShares Currency Hedged MSCI Switzerland ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares ESG MSCI EAFE ETF

iShares ESG MSCI USA ETF

iShares ESG MSCI USA Leaders ETF

iShares ESG MSCI USA Small-Cap ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI Finland ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Global Impact ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan Value ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Peru ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,268 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of January, 2020.

iSHARES TRUST

By:
Armando Senra*
President
Date: January 16, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,268 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Salim Ramji*
Trustee
Date: January 16, 2020

John E. Martinez*
Trustee
Date: January 16, 2020

Cecilia H. Herbert*
Trustee
Date: January 16, 2020

John E. Kerrigan*
Trustee
Date: January 16, 2020

Robert S. Kapito*
Trustee
Date: January 16, 2020

Madhav V. Rajan*
Trustee
Date: January 16, 2020

Jane D. Carlin*
Trustee
Date: January 16, 2020

Drew E. Lawton*
Trustee
Date: January 16, 2020

Richard L. Fagnani* Trustee
Date: January 16, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer
Date: January 16, 2020

/s/ Trent W. Walker
* By: Trent W. Walker
Attorney-in-fact
Date: January 16, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase